Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Investments in Community Development and Tax-advantaged VIEs

The following table provides a summary of investments in community development and tax-advantaged VIEs that the Company has not consolidated:

At December 31 (Dollars in Millions)	2018	2017
Investment carrying amount	$5,823	$5,660
Unfunded capital and other commitments	2,778	2,770
Maximum exposure to loss	12,360	12,120